Summary Of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Value added tax and other tax receivable	$ 35,527,000	$ 30,358,000
Guarantee deposits	2,292,000	16,100,000
Accounts receivable from related parties	73,664,000	5,538,000
Tangible asset impairment charges	1,982,000	1,715,000	4,668,000
Impairment change of goodwill			0
Impairment of goodwill	683,000	2,077,000
Accounts payable for outsourcing	2,000,000	0
Post-employment payment period	30 days
Accumulated post-employment obligation	2,506,000
Unrecognized prior service costs	1,837,000
Post-employment expenses	669,000
Post-employment expenses, service cost	374,000
Post-employment expenses, interest cost	295,000
Company-Operated Franchise [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising expense	147,194,000	139,749,000	116,251,000
Franchisee [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising expense	$ 46,614,000	$ 44,779,000	$ 36,355,000
Internal Used Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	3 years
Initial Franchise Fee [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	20 years
Building [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	40 years
Minimum [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Maximum [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	12 years